Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000022375 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series I/JADKX)
Account Value	$ 11,328.431341	$ 11,328.431341	$ 11,328.431341	$ 11,162.733511	$ 10,550.564241	$ 12,221.661468	$ 12,465.58568	$ 11,476.164698	$ 10,594.309817	$ 10,656.949126	$ 10,306.029542	$ 10,031.1356	$ 10,000
Average Annual Return, Percent	1.48%	(0.26%)	1.26%
C000022376 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series II/JAAEX)
Account Value	$ 11,099.543098	$ 11,099.543098	$ 11,099.543098	10,965.821701	10,383.576559	12,047.552737	12,322.247045	11,356.459019	10,510.877624	10,594.269142	10,265.186162	10,011.1181	10,000
Average Annual Return, Percent	1.22%	(0.46%)	1.05%
C000022374 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Core Bond Trust (Series NAV/JVCNX)
Account Value	$ 11,383.126775	$ 11,383.126775	$ 11,383.126775	11,210.473378	10,587.322425	12,256.803346	12,505.196184	11,494.226229	10,609.853361	10,667.705823	10,309.795598	10,036.317	10,000
Average Annual Return, Percent	1.54%	(0.19%)	1.30%
C000022411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series I/JEFGX)
Account Value	$ 17,653.047365	$ 17,653.047365	$ 17,653.047365	15,979.272139	13,305.630608	15,623.734758	12,880.024474	12,083.047447	10,412.634771	12,177.287517	10,243.550599	9,357.7954	10,000
Average Annual Return, Percent	10.47%	7.88%	5.85%
C000022412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series II/JAJFX)
Account Value	$ 17,302.638068	$ 17,302.638068	$ 17,302.638068	15,689.723651	13,095.214285	15,407.75263	12,732.668086	11,964.314205	10,328.906252	12,101.811466	10,201.55256	9,338.8073	10,000
Average Annual Return, Percent	10.28%	7.66%	5.64%
C000022410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Global Equity Trust (Series NAV/JAJGX)
Account Value	$ 17,738.456663	$ 17,738.456663	$ 17,738.456663	16,048.564778	13,354.979804	15,675.989914	12,920.928543	12,108.650368	10,433.116123	12,190.938235	10,253.124471	9,366.4977	10,000
Average Annual Return, Percent	10.53%	7.94%	5.90%
C000022599 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series I/JELMX)
Account Value	$ 14,855.843451	$ 14,855.843451	$ 14,855.843451	13,734.543761	12,413.25572	14,582.26686	13,515.167486	13,081.634657	11,207.687459	11,672.932738	10,433.59384	9,908.9263	10,000
Average Annual Return, Percent	8.16%	2.58%	4.04%
C000022600 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series II/JAIWX)
Account Value	$ 14,556.438705	$ 14,556.438705	$ 14,556.438705	13,500.824243	12,213.008094	14,384.84137	13,349.395012	12,953.742382	11,126.195366	11,604.874869	10,393.852223	9,887.7011	10,000
Average Annual Return, Percent	7.82%	2.36%	3.83%
C000022598 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Moderate Portfolio (Series NAV/JAIVX)
Account Value	$ 14,918.619597	$ 14,918.619597	$ 14,918.619597	13,801.844968	12,457.397643	14,637.266283	13,549.546243	13,120.538613	11,228.34153	11,688.281728	10,434.30193	9,913.6033	10,000
Average Annual Return, Percent	8.09%	2.60%	4.08%
C000022625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series I/JAETX)
Account Value	$ 29,323.305621	$ 29,323.305621	$ 29,323.305621	23,431.493207	19,738.92883	30,201.310199	29,169.011868	17,636.087395	13,109.790116	13,317.165551	10,360.3369	10,299.5934	10,000
Average Annual Return, Percent	25.14%	10.70%	11.36%
C000022626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series II/JAEUX)
Account Value	$ 28,729.576616	$ 28,729.576616	$ 28,729.576616	23,031.430137	19,414.642588	29,763.660059	28,812.098163	17,460.155574	13,005.698504	13,231.943029	10,316.56654	10,274.853	10,000
Average Annual Return, Percent	24.74%	10.47%	11.13%
C000022624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Growth Trust (Series NAV/JAEVX)
Account Value	$ 29,466.22003	$ 29,466.22003	$ 29,466.22003	23,547.014593	19,808.569098	30,292.503427	29,246.879237	17,675.069538	13,128.183164	13,333.976964	10,363.683504	10,303.8217	10,000
Average Annual Return, Percent	25.14%	10.76%	11.41%
C000022637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series I/JEMUX)
Account Value	$ 25,552.7847049999	$ 25,552.7847049999	$ 25,552.7847049999	21,981.884312	18,547.692752	19,382.55624	15,588.751299	14,223.339314	11,898.66839	13,345.544254	11,976.417779	9,656.7228	10,000
Average Annual Return, Percent	16.24%	12.43%	9.84%
C000022638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series II/JAGYX)
Account Value	$ 25,055.097884	$ 25,055.097884	$ 25,055.097884	21,572.726542	18,244.065117	19,107.827184	15,397.728242	14,077.408777	11,814.408656	13,263.450431	11,926.902317	9,636.01959999999	10,000
Average Annual Return, Percent	16.14%	12.22%	9.62%
C000022636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Value Trust (Series NAV/JAGWX)
Account Value	$ 25,687.616924	$ 25,687.616924	$ 25,687.616924	22,073.639254	18,603.764766	19,439.633226	15,643.86081	14,257.810178	11,932.528793	13,359.879629	11,986.627997	9,659.5755	10,000
Average Annual Return, Percent	16.37%	12.50%	9.89%
C000117969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series I/JIEQX)
Account Value	$ 15,738.241216	$ 15,738.241216	$ 15,738.241216	15,001.389753	13,003.808309	15,527.672094	14,431.874444	13,043.611089	10,746.963762	12,510.104049	9,827.148609	9,408.5163	10,000
Average Annual Return, Percent	4.91%	3.83%	4.64%
C000022419 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series I/JAEJX)
Account Value	$ 12,066.544206	$ 12,066.544206	$ 12,066.544206	12,104.85304	11,184.660591	12,583.924968	12,843.307245	11,286.696613	10,610.070756	10,815.10922	9,944.563064	9,650.1517	10,000
Average Annual Return, Percent	(0.32%)	1.35%	1.90%
C000022420 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series II/JAEHX)
Account Value	$ 11,838.370401	$ 11,838.370401	$ 11,838.370401	11,886.561493	11,008.983459	12,406.572849	12,692.974199	11,170.392311	10,529.877351	10,748.164292	9,907.905903	9,627.1819	10,000
Average Annual Return, Percent	(0.41%)	1.17%	1.70%
C000022418 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Opportunistic Fixed Income Trust (Series NAV/JAEKX)
Account Value	$ 12,123.770465	$ 12,123.770465	$ 12,123.770465	12,156.886919	11,234.08056	12,616.360848	12,881.477894	11,309.416919	10,632.319051	10,820.501531	9,953.407638	9,649.5495	10,000
Average Annual Return, Percent	(0.27%)	1.40%	1.94%
C000117965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series I/JTBMX)
Account Value	$ 11,088.126215	$ 11,088.126215	$ 11,088.126215	10,979.847679	10,422.016143	12,047.434153	12,269.89883	11,442.610986	10,571.554438	10,592.011744	10,265.255919	10,025.3451	10,000
Average Annual Return, Percent	0.99%	(0.63%)	1.04%
C000117966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series II/JAGVX)
Account Value	$ 10,868.590423	$ 10,868.590423	$ 10,868.590423	10,781.905306	10,266.225803	11,879.02224	12,133.854169	11,328.186943	10,486.82596	10,538.851951	10,223.990167	10,005.348	10,000
Average Annual Return, Percent	0.80%	(0.82%)	0.84%
C000022342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Bond Market Trust (Series NAV/JAGUX)
Account Value	$ 11,154.914307	$ 11,154.914307	$ 11,154.914307	11,028.838362	10,475.188908	12,090.543004	12,319.13716	11,471.932961	10,592.822445	10,618.806346	10,275.702092	10,030.322	10,000
Average Annual Return, Percent	1.14%	(0.56%)	1.10%
C000022355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series I/JADZX)
Account Value	$ 39,813.13583	$ 39,813.13583	$ 39,813.13583	29,349.93462	19,624.5768099999	31,696.951181	27,122.241605	20,194.856519	15,559.035989	15,258.171398	11,196.10273	11,105.9775	10,000
Average Annual Return, Percent	35.65%	14.54%	14.82%
C000022356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series II/JADYX)
Account Value	$ 39,015.954861	$ 39,015.954861	$ 39,015.954861	28,824.61587	19,312.723777	31,252.804166	26,795.938366	19,987.539435	15,431.076003	15,161.431014	11,151.091005	11,082.763	10,000
Average Annual Return, Percent	35.36%	14.31%	14.58%
C000022351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American International Trust (Series I/JAHLX)
Account Value	$ 14,278.839222	$ 14,278.839222	$ 14,278.839222	13,891.761405	12,039.172985	15,261.49785	15,542.52995	13,687.169759	11,182.18124	12,921.203062	9,814.696238	9,517.5961	10,000
Average Annual Return, Percent	2.79%	0.85%	3.63%
C000022352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American International Trust (Series II/JAHMX)
Account Value	$ 14,086.987927	$ 14,086.987927	$ 14,086.987927	13,728.447554	11,914.07758	15,111.516571	15,414.394942	13,593.52884	11,117.817107	12,866.084467	9,784.601293	9,502.1832	10,000
Average Annual Return, Percent	2.61%	0.72%	3.49%
C000022353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American International Trust (Series III/JAHPX)
Account Value	$ 14,774.261607	$ 14,774.261607	$ 14,774.261607	14,329.854279	12,378.60585	15,630.166404	15,868.239344	13,922.461224	11,328.925542	13,051.890311	9,879.1038	9,546.2729	10,000
Average Annual Return, Percent	3.10%	1.19%	3.98%
C000022367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Trust (Series I/JAFHX)
Account Value	$ 44,645.493302	$ 44,645.493302	$ 44,645.493302	34,129.9585369999	22,329.685068	35,841.30458	30,965.689028	19,844.767085	14,932.742975	15,053.497465	11,025.72745	11,145.7081	10,000
Average Annual Return, Percent	30.81%	17.61%	16.14%
C000022368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Trust (Series II/JAFJX)
Account Value	$ 43,722.112423	$ 43,722.112423	$ 43,722.112423	33,492.396983	21,960.766887	35,351.488146	30,570.381116	19,634.291957	14,802.09437	14,950.230221	10,976.430788	11,117.0114	10,000
Average Annual Return, Percent	30.54%	17.36%	15.90%
C000022366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Trust (Series NAV/JAFGX)
Account Value	$ 44,864.106398	$ 44,864.106398	$ 44,864.106398	34,322.758399	22,440.10531	35,958.467508	31,064.080827	19,875.784112	14,957.951461	15,066.701557	11,036.77664	11,147.7479	10,000
Average Annual Return, Percent	30.71%	17.68%	16.20%
C000022403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series I/JEFSX)
Account Value	$ 23,668.771622	$ 23,668.771622	$ 23,668.771622	18,174.188343	17,272.646038	20,007.410107	15,425.801931	15,097.849169	11,456.155905	13,396.930981	11,620.877019	9,735.4805	10,000
Average Annual Return, Percent	30.23%	9.41%	9.00%
C000022404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series II/JEFCX)
Account Value	$ 23,197.650604	$ 23,197.650604	$ 23,197.650604	17,845.242312	16,999.45014	19,728.340712	15,248.266571	14,951.46885	11,368.765707	13,315.889818	11,577.184288	9,711.735	10,000
Average Annual Return, Percent	29.99%	9.18%	8.78%
C000022402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Trust (Series NAV/JAFNX)
Account Value	$ 23,788.469175	$ 23,788.469175	$ 23,788.469175	18,248.844892	17,345.885565	20,078.671459	15,480.640551	15,131.505425	11,488.647593	13,417.975328	11,638.263987	9,741.5019	10,000
Average Annual Return, Percent	30.36%	9.47%	9.05%
C000022475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series I/JAHQX)
Account Value	$ 30,497.351124	$ 30,497.351124	$ 30,497.351124	24,651.544105	19,614.108827	23,568.728956	19,066.90896	16,857.194716	13,410.620785	13,709.490558	11,234.300768	10,111.4503	10,000
Average Annual Return, Percent	23.71%	12.59%	11.80%
C000022476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series II/JAHRX)
Account Value	$ 30,242.964207	$ 30,242.964207	$ 30,242.964207	24,456.093039	19,483.922164	23,429.580984	18,969.098562	16,783.190688	13,357.71873	13,667.398611	11,213.054055	10,096.4429	10,000
Average Annual Return, Percent	23.66%	12.50%	11.70%
C000022477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth-Income Trust (Series III/JAHUX)
Account Value	$ 31,586.405591	$ 31,586.405591	$ 31,586.405591	25,438.207148	20,165.955591	24,167.221133	19,469.625204	17,157.873376	13,599.740279	13,851.374318	11,317.539144	10,146.4378	10,000
Average Annual Return, Percent	24.17%	12.98%	12.19%
C000022594 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series I/JELBX)
Account Value	$ 15,241.198364	$ 15,241.198364	$ 15,241.198364	13,937.066623	12,444.47882	14,654.238826	13,350.686841	13,113.155793	11,120.205468	11,691.339442	10,243.581674	9,775.0783	10,000
Average Annual Return, Percent	9.36%	3.05%	4.30%
C000022595 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series II/JAJRX)
Account Value	$ 14,951.121203	$ 14,951.121203	$ 14,951.121203	13,700.220388	12,255.465257	14,455.108516	13,195.903661	12,994.375068	11,037.636079	11,623.019213	10,211.537867	9,761.1878	10,000
Average Annual Return, Percent	9.13%	2.85%	4.10%
C000022593 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Balanced Portfolio (Series NAV/JAIYX)
Account Value	$ 15,321.57285	$ 15,321.57285	$ 15,321.57285	14,008.683386	12,508.074436	14,712.082029	13,389.622368	13,157.187364	11,148.323561	11,712.930377	10,260.80234	9,780.0802	10,000
Average Annual Return, Percent	9.37%	3.09%	4.36%
C000022621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series I/JECIX)
Account Value	$ 24,121.250496	$ 24,121.250496	$ 24,121.250496	21,277.491989	18,341.577188	21,187.923165	17,058.114291	15,066.8372369999	11,997.217906	13,549.434175	11,699.697797	9,740.5796	10,000
Average Annual Return, Percent	13.37%	9.87%	9.20%
C000022347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series I/JAHJX)
Account Value	$ 44,688.301539	$ 44,688.301539	$ 44,688.301539	34,089.01033	24,703.698707	35,392.244241	29,118.357268	19,217.021553	14,747.923492	14,845.419	11,609.989684	10,643.8813	10,000
Average Annual Return, Percent	31.09%	18.39%	16.15%
C000022348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series II/JAHKX)
Account Value	$ 44,397.224515	$ 44,397.224515	$ 44,397.224515	33,884.458447	24,574.481499	35,230.808164	28,999.574955	19,147.2753179999	14,706.546756	14,811.744953	11,595.498969	10,635.0082	10,000
Average Annual Return, Percent	31.03%	18.32%	16.07%
C000022349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Growth Trust (Series III/JAHGX)
Account Value	$ 46,304.712228	$ 46,304.712228	$ 46,304.712228	35,186.245116	25,414.956526	36,281.942548	29,739.388339	19,567.697341	14,959.70377	15,001.35789	11,699.792689	10,686.8246	10,000
Average Annual Return, Percent	31.60%	18.80%	16.56%
C000117967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series I/JFIVX)
Account Value	$ 33,227.752555	$ 33,227.752555	$ 33,227.752555	26,667.795427	21,182.253503	25,948.880415	20,226.151707	17,124.801808	13,067.019192	13,710.391804	11,282.146103	10,110.1328	10,000
Average Annual Return, Percent	24.60%	14.18%	12.76%
C000117968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series II/JAGKX)
Account Value	$ 32,563.989447	$ 32,563.989447	$ 32,563.989447	26,185.293358	20,842.340092	25,577.439555	19,976.685355	16,953.864398	12,958.910415	13,624.228066	11,233.327996	10,086.1363	10,000
Average Annual Return, Percent	24.36%	13.94%	12.53%
C000022362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	500 Index Trust (Series NAV/JAGMX)
Account Value	$ 33,389.516269	$ 33,389.516269	$ 33,389.516269	26,782.838009	21,264.214299	26,029.596149	20,279.178226	17,165.840903	13,087.906335	13,725.570682	11,292.988651	10,115.1465	10,000
Average Annual Return, Percent	24.67%	14.23%	12.81%
C000117970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series II/JAJEX)
Account Value	$ 15,420.067348	$ 15,420.067348	$ 15,420.067348	14,739.717933	12,797.45153	15,306.372093	14,261.638343	12,909.245632	10,658.953398	12,432.825703	9,786.711562	9,388.6979	10,000
Average Annual Return, Percent	4.62%	3.62%	4.43%
C000022668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Equity Index Trust (Series NAV/JVANX)
Account Value	$ 15,820.014531	$ 15,820.014531	$ 15,820.014531	15,080.875919	13,066.353491	15,584.82525	14,485.041116	13,078.052799	10,769.043631	12,536.857509	9,837.013737	9,419.6054	10,000
Average Annual Return, Percent	4.90%	3.88%	4.69%
C000022704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series I/JESIX)
Account Value	$ 20,464.608117	$ 20,464.608117	$ 20,464.608117	18,463.111555	15,848.99796	19,973.72874	17,445.95379	14,625.083728	11,696.023714	13,204.516082	11,543.806326	9,542.265	10,000
Average Annual Return, Percent	10.84%	6.95%	7.42%
C000022705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series II/JAJOX)
Account Value	$ 20,050.169556	$ 20,050.169556	$ 20,050.169556	18,128.248868	15,597.564869	19,696.983384	17,240.047496	14,481.035956	11,605.667065	13,121.001267	11,491.621493	9,520.5087	10,000
Average Annual Return, Percent	10.60%	6.72%	7.20%
C000022703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Index Trust (Series NAV/JAEWX)
Account Value	$ 20,545.6432	$ 20,545.6432	$ 20,545.6432	18,531.86661	15,904.089693	20,037.468359	17,486.929255	14,655.362061	11,717.929063	13,211.426534	11,545.770624	9,540.8616	10,000
Average Annual Return, Percent	10.87%	6.99%	7.47%
C000022354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Blue Chip Growth Trust (Series NAV/JAEDX)
Account Value	$ 40,007.815226	$ 40,007.815226	$ 40,007.815226	29,476.534488	19,705.367637	31,807.015124	27,204.882186	20,241.446184	15,591.083557	15,280.215518	11,207.519246	11,112.8512	10,000
Average Annual Return, Percent	35.73%	14.60%	14.87%
C000022685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series I/JAJCX)
Account Value	$ 16,714.143132	$ 16,714.143132	$ 16,714.143132	16,216.832555	14,294.938662	17,468.985985	15,360.995498	14,174.809193	11,561.628336	14,469.135949	11,176.785107	10,654.4336	10,000
Average Annual Return, Percent	3.07%	3.35%	5.27%
C000022686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series II/JAADX)
Account Value	$ 16,390.169268	$ 16,390.169268	$ 16,390.169268	15,941.41245	14,065.936813	17,226.511808	15,182.099009	14,035.133058	11,470.925756	14,387.769306	11,138.816558	10,638.8831	10,000
Average Annual Return, Percent	2.82%	3.15%	5.07%
C000022684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	International Small Company Trust (Series NAV/JAJDX)
Account Value	$ 16,820.960762	$ 16,820.960762	$ 16,820.960762	16,313.496342	14,361.869759	17,551.013529	15,426.97053	14,229.839202	11,596.934605	14,509.790592	11,196.198849	10,667.7014	10,000
Average Annual Return, Percent	3.11%	3.40%	5.34%
C000022447 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series I/JAELX)
Account Value	$ 15,378.448737	$ 15,378.448737	$ 15,378.448737	14,115.531563	12,486.143634	14,393.676891	13,601.566541	12,854.215146	11,113.563009	11,458.675985	10,659.206603	9,168.08	10,000
Average Annual Return, Percent	8.95%	3.65%	4.40%
C000022448 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series II/JAEOX)
Account Value	$ 15,073.208867	$ 15,073.208867	$ 15,073.208867	13,864.877066	12,302.94445	14,214.065498	13,451.655271	12,730.294893	11,022.146263	11,380.738892	10,623.172818	9,145.4252	10,000
Average Annual Return, Percent	8.72%	3.44%	4.19%
C000022446 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	High Yield Trust (Series NAV/JAEMX)
Account Value	$ 15,473.872257	$ 15,473.872257	$ 15,473.872257	14,171.712529	12,555.504686	14,443.401892	13,653.643477	12,908.941854	11,129.745041	11,476.671034	10,679.683028	9,162.2179	10,000
Average Annual Return, Percent	9.19%	3.69%	4.46%
C000022589 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series I/JELGX)
Account Value	$ 15,754.7403	$ 15,754.7403	$ 15,754.7403	14,073.252725	12,378.938173	14,539.178299	12,886.763283	13,072.075907	10,933.80145	11,699.357821	9,865.42869	9,546.735	10,000
Average Annual Return, Percent	11.95%	3.80%	4.65%
C000022590 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series II/JAJAX)
Account Value	$ 15,441.189921	$ 15,441.189921	$ 15,441.189921	13,824.455763	12,175.565874	14,328.805313	12,728.081443	12,935.6222479999	10,841.419956	11,619.614844	9,818.116277	9,518.7305	10,000
Average Annual Return, Percent	11.69%	3.60%	4.44%
C000022588 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Growth Portfolio (Series NAV/JAIZX)
Account Value	$ 15,833.319809	$ 15,833.319809	$ 15,833.319809	14,141.054828	12,425.242308	14,582.022268	12,921.27038	13,100.466287	10,946.359373	11,714.2003729999	9,868.131845	9,545.237	10,000
Average Annual Return, Percent	11.97%	3.86%	4.70%
C000022443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series I/JEHSX)
Account Value	$ 21,710.491914	$ 21,710.491914	$ 21,710.491914	21,331.143969	20,461.457936	23,542.313086	21,172.353704	16,649.065628	12,938.438747	12,850.192236	10,078.082589	11,269.4303	10,000
Average Annual Return, Percent	1.78%	5.45%	8.06%
C000022444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series II/JAFKX)
Account Value	$ 21,288.64922	$ 21,288.64922	$ 21,288.64922	20,949.067764	20,140.159989	23,213.489236	20,919.137065	16,486.135691	12,840.116545	12,773.470579	10,037.555308	11,249.4374	10,000
Average Annual Return, Percent	1.62%	5.25%	7.85%
C000022442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Health Sciences Trust (Series NAV/JAFMX)
Account Value	$ 21,821.823517	$ 21,821.823517	$ 21,821.823517	21,424.36954	20,548.225664	23,623.846892	21,238.739237	16,688.8746939999	12,970.636838	12,872.357419	10,087.491212	11,275.7624	10,000
Average Annual Return, Percent	1.86%	5.51%	8.12%
C000022568 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series I/JADUX)
Account Value	$ 11,719.075613	$ 11,719.075613	$ 11,719.075613	11,489.599811	10,789.674693	12,675.186066	12,836.748874	11,736.962506	10,731.957997	10,820.307976	10,344.087892	9,918.3356	10,000
Average Annual Return, Percent	2.00%	(0.03%)	1.60%
C000022569 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series II/JADSX)
Account Value	$ 11,488.795307	$ 11,488.795307	$ 11,488.795307	11,283.752929	10,617.280736	12,499.299808	12,683.823051	11,620.01764	10,646.125905	10,745.6222	10,302.412615	9,898.3537	10,000
Average Annual Return, Percent	1.82%	(0.23%)	1.40%
C000022399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series I/JAEGX)
Account Value	$ 22,062.168823	$ 22,062.168823	$ 22,062.168823	19,755.724532	18,060.098707	18,696.639058	14,907.813965	14,757.716477	11,680.741455	12,918.150414	11,108.658861	9,325.2984	10,000
Average Annual Return, Percent	11.67%	8.37%	8.23%
C000022400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series II/JAEFX)
Account Value	$ 21,623.984636	$ 21,623.984636	$ 21,623.984636	19,417.895403	17,772.747684	18,443.424751	14,729.814951	14,620.509101	11,587.807462	12,840.175522	11,068.842398	9,308.5128	10,000
Average Annual Return, Percent	11.36%	8.14%	8.02%
C000022398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Equity Income Trust (Series NAV/JAEEX)
Account Value	$ 22,170.583708	$ 22,170.583708	$ 22,170.583708	19,853.750671	18,128.199675	18,762.725597	14,951.327031	14,801.692576	11,704.154127	12,934.961504	11,124.238022	9,333.7922	10,000
Average Annual Return, Percent	11.67%	8.42%	8.29%
C000022712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Trust (Series I/JESVX)
Account Value	$ 17,733.514325	$ 17,733.514325	$ 17,733.514325	16,741.483649	14,684.434341	16,360.22713	12,965.149899	13,896.025915	10,983.101732	12,551.951871	12,100.575712	9,864.1967	10,000
Average Annual Return, Percent	5.93%	5.00%	5.90%
C000022713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Trust (Series II/JAGZX)
Account Value	$ 17,385.306226	$ 17,385.306226	$ 17,385.306226	16,441.852661	14,442.213146	16,134.21884	12,808.024151	13,764.343039	10,895.361259	12,474.448561	12,052.815289	9,843.0712	10,000
Average Annual Return, Percent	5.74%	4.78%	5.69%
C000022711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Value Trust (Series NAV/JAHBX)
Account Value	$ 17,817.601195	$ 17,817.601195	$ 17,817.601195	16,807.714858	14,734.650728	16,417.777651	12,998.956127	13,929.879976	11,001.219832	12,565.299425	12,106.749974	9,868.731	10,000
Average Annual Return, Percent	6.01%	5.05%	5.95%
C000022665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series I/JEQAX)
Account Value	$ 35,967.75689	$ 35,967.75689	$ 35,967.75689	28,969.488603	21,394.705996	28,258.022012	21,632.634104	17,050.411671	12,496.007088	14,389.535736	11,268.479502	10,401.142	10,000
Average Annual Return, Percent	24.16%	16.10%	13.66%
C000022666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series II/JFLGX)
Account Value	$ 35,256.840239	$ 35,256.840239	$ 35,256.840239	28,450.24903	21,058.681512	27,867.885555	21,381.012836	16,882.325529	12,396.752164	14,305.288346	11,226.161502	10,383.485	10,000
Average Annual Return, Percent	23.92%	15.87%	13.43%
C000022664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental All Cap Core Trust (Series NAV/JADDX)
Account Value	$ 36,151.770589	$ 36,151.770589	$ 36,151.770589	29,098.522182	21,484.948949	28,367.460143	21,707.704771	17,096.816332	12,518.059717	14,415.723005	11,282.864424	10,408.7231	10,000
Average Annual Return, Percent	24.24%	16.16%	13.71%
C000022689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series I/JAJHX)
Account Value	$ 15,372.77743	$ 15,372.77743	$ 15,372.77743	15,432.017395	12,863.873229	13,507.663747	11,947.488426	11,568.684575	10,298.782214	12,120.751809	10,347.161336	9,218.768	10,000
Average Annual Return, Percent	(0.38%)	5.85%	4.39%
C000022690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series II/JAJIX)
Account Value	$ 15,070.025673	$ 15,070.025673	$ 15,070.025673	15,155.00631	12,662.217887	13,326.059681	11,807.498377	11,455.890186	10,216.565062	12,043.649144	10,304.575333	9,205.2516	10,000
Average Annual Return, Percent	(0.56%)	5.64%	4.19%
C000022688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value International Trust (Series NAV/JAJJX)
Account Value	$ 15,452.01291	$ 15,452.01291	$ 15,452.01291	15,505.694555	12,916.118566	13,560.514058	11,984.925107	11,605.072628	10,324.294081	12,140.670189	10,354.328406	9,228.3927	10,000
Average Annual Return, Percent	(0.35%)	5.89%	4.45%
C000022724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series I/JAEPX)
Account Value	$ 20,731.486905	$ 20,731.486905	$ 20,731.486905	18,813.203331	16,577.376141	20,399.118571	16,625.140653	15,218.220574	12,123.585338	13,925.863968	12,490.635827	9,440.03	10,000
Average Annual Return, Percent	10.20%	6.38%	7.56%
C000022725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series II/JAERX)
Account Value	$ 20,322.806142	$ 20,322.806142	$ 20,322.806142	18,495.815728	16,313.279804	20,126.651508	16,428.210796	15,061.948663	12,028.709136	13,840.551992	12,440.084925	9,420.9915	10,000
Average Annual Return, Percent	9.88%	6.17%	7.35%
C000022723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Company Value Trust (Series NAV/JAEQX)
Account Value	$ 20,851.242842	$ 20,851.242842	$ 20,851.242842	18,900.768578	16,649.261037	20,477.726639	16,674.266709	15,261.913652	12,146.625685	13,950.976004	12,503.056541	9,448.5667	10,000
Average Annual Return, Percent	10.32%	6.44%	7.63%
C000022431 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series I/JAHFX)
Account Value	$ 12,068.071117	$ 12,068.071117	$ 12,068.071117	11,802.735473	11,089.906034	12,872.169653	12,945.922313	11,899.561284	10,891.637197	10,957.689382	10,451.524357	10,016.8395	10,000
Average Annual Return, Percent	2.25%	0.28%	1.90%
C000022432 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series II/JAHEX)
Account Value	$ 11,826.973669	$ 11,826.973669	$ 11,826.973669	11,587.806329	10,910.39414	12,689.062841	12,787.699482	11,778.812614	10,803.74651	10,890.849345	10,409.099563	9,986.1902	10,000
Average Annual Return, Percent	2.06%	0.08%	1.69%
C000022430 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Active Bond Trust (Series NAV/JAHDX)
Account Value	$ 12,111.779471	$ 12,111.779471	$ 12,111.779471	11,855.178634	11,134.211809	12,914.198819	12,969.107166	11,927.709468	10,913.175194	10,973.67835	10,461.879342	10,011.5754	10,000
Average Annual Return, Percent	2.16%	0.31%	1.93%
C000022760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series I/JETSX)
Account Value	$ 30,689.763933	$ 30,689.763933	$ 30,689.763933	24,854.395919	19,799.918312	24,876.929442	19,989.910151	16,460.022182	12,697.998879	13,465.870483	11,166.901406	9,936.4808	10,000
Average Annual Return, Percent	23.48%	13.27%	11.87%
C000022761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series II/JAFFX)
Account Value	$ 30,071.027443	$ 30,071.027443	$ 30,071.027443	24,402.608874	19,483.015237	24,520.59584	19,743.969008	16,292.251271	12,590.327772	13,382.079865	11,121.535194	9,916.5043	10,000
Average Annual Return, Percent	23.23%	13.04%	11.64%
C000022759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Total Stock Market Index Trust (Series NAV/JAFEX)
Account Value	$ 30,852.590778	$ 30,852.590778	$ 30,852.590778	24,976.667217	19,888.371389	24,965.992992	20,051.169603	16,502.605036	12,723.665748	13,486.676494	11,178.071972	9,946.9539	10,000
Average Annual Return, Percent	23.53%	13.33%	11.93%
C000022832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series I/JESGX)
Account Value	$ 21,128.196198	$ 21,128.196198	$ 21,128.196198	18,924.641928	16,299.819978	23,664.463439	23,382.987454	15,429.733284	11,179.113331	11,791.20268	9,323.547259	9,114.738	10,000
Average Annual Return, Percent	11.64%	6.49%	7.77%
C000022833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series II/JAGQX)
Account Value	$ 20,701.755326	$ 20,701.755326	$ 20,701.755326	18,601.577179	16,051.361018	23,348.0652	23,104.185504	15,277.635033	11,091.350842	11,729.856179	9,289.171804	9,094.376	10,000
Average Annual Return, Percent	11.29%	6.26%	7.55%
C000022622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series II/JAEZX)
Account Value	$ 23,638.508541	$ 23,638.508541	$ 23,638.508541	20,894.610711	18,055.288259	20,893.87084	16,855.804478	14,919.227174	11,894.184281	13,463.532239	11,655.840521	9,719.768	10,000
Average Annual Return, Percent	13.13%	9.64%	8.98%
C000022620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Mid Cap Index Trust (Series NAV/JAEYX)
Account Value	$ 24,240.944318	$ 24,240.944318	$ 24,240.944318	21,363.001507	18,415.738599	21,262.102661	17,108.989548	15,104.826223	12,015.03788	13,569.339195	11,711.494367	9,745.7877	10,000
Average Annual Return, Percent	13.47%	9.92%	9.26%
C000078286 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series I/JAFZX)
Account Value	$ 11,607.283491	$ 11,607.283491	$ 11,607.283491	11,398.457593	10,743.629001	12,521.820411	12,673.334818	11,618.632003	10,664.323008	10,710.454865	10,331.333363	10,024.406	10,000
Average Annual Return, Percent	1.83%	(0.02%)	1.50%
C000022567 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investment Quality Bond Trust (Series NAV/JAJNX)
Account Value	$ 11,785.276678	$ 11,785.276678	$ 11,785.276678	11,548.099953	10,836.497911	12,730.534333	12,886.392936	11,772.96307	10,766.198612	10,839.587388	10,355.43616	9,931.9345	10,000
Average Annual Return, Percent	2.05%	0.02%	1.66%
C000047744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series I/JAHZX)
Account Value	$ 21,449.204415	$ 21,449.204415	$ 21,449.204415	18,487.573046	16,232.063253	18,821.130966	16,408.004726	14,647.526826	12,127.711767	12,753.587305	11,014.503208	10,105.7972	10,000
Average Annual Return, Percent	16.02%	7.93%	7.93%
C000047745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series II/JAIFX)
Account Value	$ 21,233.217257	$ 21,233.217257	$ 21,233.217257	18,316.596695	16,112.697996	18,685.165226	16,303.239871	14,566.891984	12,071.780201	12,715.059741	10,990.759301	10,091.1302	10,000
Average Annual Return, Percent	15.92%	7.83%	7.82%
C000047746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Asset Allocation Trust (Series III/JAIDX)
Account Value	$ 22,205.943966	$ 22,205.943966	$ 22,205.943966	19,061.497241	16,686.253156	19,277.07731	16,752.548933	14,898.087316	12,296.265833	12,892.154087	11,090.047058	10,134.1293	10,000
Average Annual Return, Percent	16.50%	8.31%	8.30%
C000063027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series I/JAFPX)
Account Value	$ 26,542.963478	$ 26,542.963478	$ 26,542.963478	23,630.222395	19,994.549311	22,685.137513	19,204.085034	16,357.902851	13,159.106351	13,107.607479	11,383.387416	10,528.3278	10,000
Average Annual Return, Percent	12.33%	10.17%	10.25%
C000063028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series II/JAFQX)
Account Value	$ 26,021.870064	$ 26,021.870064	$ 26,021.870064	23,203.255941	19,662.164257	22,360.424141	18,973.488041	16,190.747513	13,046.837825	13,033.013056	11,334.18618	10,509.8456	10,000
Average Annual Return, Percent	12.15%	9.95%	10.04%
C000063026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Capital Appreciation Value Trust (Series NAV/JAFRX)
Account Value	$ 26,658.118738	$ 26,658.118738	$ 26,658.118738	23,711.164347	20,040.826634	22,739.186271	19,244.443451	16,389.890613	13,171.247168	13,112.750532	11,388.845973	10,526.6165	10,000
Average Annual Return, Percent	12.43%	10.22%	10.30%
C000022604 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series I/JELCX)
Account Value	$ 12,461.622694	$ 12,461.622694	$ 12,461.622694	12,028.662766	11,405.232026	13,386.524065	12,936.470967	12,511.827185	11,035.17266	11,280.928822	10,463.142282	10,004.6474	10,000
Average Annual Return, Percent	3.60%	(0.08%)	2.23%
C000022605 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series II/JAISX)
Account Value	$ 12,217.1231	$ 12,217.1231	$ 12,217.1231	11,811.60324	11,227.264432	13,198.418856	12,775.760789	12,387.47177	10,945.347192	11,213.6252139999	10,415.242411	9,984.605	10,000
Average Annual Return, Percent	3.43%	(0.28%)	2.02%
C000022603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Managed Volatility Conservative Portfolio (Series NAV/JAIUX)
Account Value	$ 12,526.348421	$ 12,526.348421	$ 12,526.348421	12,086.809537	11,456.715721	13,433.962294	12,977.145616	12,546.534742	11,053.885866	11,303.901143	10,472.033971	10,018.1031	10,000
Average Annual Return, Percent	3.64%	(0.03%)	2.28%
C000047759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)
Account Value	$ 13,876.948361	$ 13,876.948361	$ 13,876.948361	14,229.337914	12,352.619503	13,985.01634	12,578.539296	12,146.426059	10,949.089376	12,671.914752	9,549.153382	8,092.3463	10,000
Average Annual Return, Percent	(2.48%)	2.70%	3.33%
C000047760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)
Account Value	$ 13,615.87586	$ 13,615.87586	$ 13,615.87586	13,986.369473	12,177.832823	13,818.321104	12,439.814392	12,035.754262	10,871.759051	12,610.469823	9,519.801236	8,093.934	10,000
Average Annual Return, Percent	(2.65%)	2.50%	3.13%
C000047761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)
Account Value	$ 13,938.561228	$ 13,938.561228	$ 13,938.561228	14,286.96355	12,407.226975	14,040.164519	12,620.705221	12,167.636463	10,972.562753	12,681.986627	9,558.694916	8,094.9346	10,000
Average Annual Return, Percent	(2.44%)	2.75%	3.38%
C000022708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series I/JADLX)
Account Value	$ 22,601.687524	$ 22,601.687524	$ 22,601.687524	20,815.24858	17,632.599465	19,605.960135	14,955.354663	13,610.571658	10,841.993659	12,584.178253	11,329.566936	9,483.475	10,000
Average Annual Return, Percent	8.58%	10.68%	8.50%
C000022709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series II/JADPX)
Account Value	$ 22,162.59469	$ 22,162.59469	$ 22,162.59469	20,450.200995	17,356.323807	19,337.129213	14,778.150592	13,477.069086	10,759.697309	12,514.093649	11,287.731105	9,465.7535	10,000
Average Annual Return, Percent	8.37%	10.46%	8.28%
C000022707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Opportunities Trust (Series NAV/JADMX)
Account Value	$ 22,720.635645	$ 22,720.635645	$ 22,720.635645	20,912.965732	17,704.357263	19,679.038145	15,003.529391	13,648.906661	10,867.19881	12,607.880341	11,339.52968	9,488.4954	10,000
Average Annual Return, Percent	8.64%	10.73%	8.55%
C000022740 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series I/JESNX)
Account Value	$ 12,909.84313	$ 12,909.84313	$ 12,909.84313	12,521.109144	11,661.668111	12,966.056219	12,850.076313	11,833.174042	10,669.453832	11,234.861375	10,640.048509	10,121.7585	10,000
Average Annual Return, Percent	3.10%	1.76%	2.59%
C000022741 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series II/JESPX)
Account Value	$ 12,660.985424	$ 12,660.985424	$ 12,660.985424	12,302.434657	11,472.592018	12,790.06973	12,701.341587	11,720.960592	10,583.24761	11,173.997528	10,604.566657	10,101.3736	10,000
Average Annual Return, Percent	2.91%	1.55%	2.39%
C000022739 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Income Opportunities Trust (Series NAV/JVRNX)
Account Value	$ 12,983.690499	$ 12,983.690499	$ 12,983.690499	12,585.713377	11,703.977931	13,011.52653	12,888.653838	11,868.396399	10,692.559574	11,255.273619	10,652.550299	10,127.1968	10,000
Average Annual Return, Percent	3.16%	1.81%	2.65%
C000099626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series I/JHGPX)
Account Value	$ 20,082.488031	$ 20,082.488031	$ 20,082.488031	18,041.406034	15,420.320944	18,375.668938	16,109.08761	14,183.221565	11,677.844056	12,438.648917	10,710.58263	9,988.2958	10,000
Average Annual Return, Percent	11.31%	7.20%	7.22%
C000099627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series II/JAIKX)
Account Value	$ 19,697.000667	$ 19,697.000667	$ 19,697.000667	17,718.545088	15,187.305442	18,131.715437	15,927.469597	14,048.97175	11,591.312861	12,371.979048	10,675.036496	9,974.9914	10,000
Average Annual Return, Percent	11.17%	6.99%	7.01%
C000099628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Growth Portfolio (Series NAV/JAIJX)
Account Value	$ 20,185.775982	$ 20,185.775982	$ 20,185.775982	18,124.261899	15,494.780986	18,443.091357	16,159.582811	14,220.768211	11,702.142715	12,458.353431	10,721.53951	10,000.3912	10,000
Average Annual Return, Percent	11.37%	7.26%	7.28%
C000022744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series I/JVFLX)
Account Value	$ 27,892.62788	$ 27,892.62788	$ 27,892.62788	23,843.054379	19,313.470412	20,982.515592	16,145.32938	14,420.385892	10,614.659719	12,793.901821	10,894.853469	9,889.0032	10,000
Average Annual Return, Percent	16.98%	14.10%	10.80%
C000022745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series II/JADJX)
Account Value	$ 27,345.279442	$ 27,345.279442	$ 27,345.279442	23,424.838503	19,010.204426	20,692.565228	15,951.933684	14,274.42215	10,527.64188	12,719.564182	10,853.150866	9,870.3671	10,000
Average Annual Return, Percent	16.74%	13.88%	10.58%
C000022743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Fundamental Large Cap Value Trust (Series NAV/JADIX)
Account Value	$ 28,036.490105	$ 28,036.490105	$ 28,036.490105	23,959.213259	19,401.310837	21,056.632292	16,197.639088	14,460.929082	10,635.27153	12,817.813123	10,905.113472	9,893.8816	10,000
Average Annual Return, Percent	17.02%	14.16%	10.86%
C000022820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series I/JESTX)
Account Value	$ 52,506.416363	$ 52,506.416363	$ 52,506.416363	38,075.075296	24,615.684019	38,266.9238929999	35,259.92667	22,393.522229	16,220.455006	16,319.885376	11,563.735361	10,668.8712	10,000
Average Annual Return, Percent	37.90%	18.58%	18.04%
C000022821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series II/JAFUX)
Account Value	$ 51,470.441772	$ 51,470.441772	$ 51,470.441772	37,412.435534	24,236.204087	37,725.586104	34,832.614831	22,164.706449	16,091.378613	16,218.22361	11,517.656193	10,649.3656	10,000
Average Annual Return, Percent	37.58%	18.35%	17.80%
C000022819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Science & Technology Trust (Series NAV/JAFSX)
Account Value	$ 52,769.813876	$ 52,769.813876	$ 52,769.813876	38,244.892204	24,716.778784	38,402.694605	35,367.415605	22,444.696311	16,253.871036	16,346.671581	11,575.83456	10,677.3808	10,000
Average Annual Return, Percent	37.98%	18.65%	18.10%
C000078287 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series II/JHBDX)
Account Value	$ 11,367.87595	$ 11,367.87595	$ 11,367.87595	11,192.941688	10,571.149627	12,346.28806	12,520.764665	11,502.184675	10,578.823978	10,645.945279	10,289.817773	10,004.4265	10,000
Average Annual Return, Percent	1.56%	(0.23%)	1.29%
C000078285 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Select Bond Trust (Series NAV/JAGBX)
Account Value	$ 11,665.96027	$ 11,665.96027	$ 11,665.96027	11,450.533146	10,787.005049	12,566.726759	12,712.522613	11,648.319878	10,685.778308	10,726.867682	10,349.598927	10,029.3966	10,000
Average Annual Return, Percent	1.88%	0.03%	1.55%
C000099623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series I/JHCIX)
Account Value	$ 13,677.706696	$ 13,677.706696	$ 13,677.706696	13,097.771306	12,003.334953	14,058.230267	13,653.71891	12,328.825252	10,963.209992	11,183.665881	10,456.413732	10,016.9809	10,000
Average Annual Return, Percent	4.43%	2.10%	3.18%
C000099624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series II/JAIRX)
Account Value	$ 13,406.411303	$ 13,406.411303	$ 13,406.411303	12,864.141554	11,812.937864	13,851.002975	13,489.122988	12,204.386945	10,875.031569	11,115.856148	10,414.010083	9,996.8293	10,000
Average Annual Return, Percent	4.22%	1.90%	2.97%
C000099625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Conservative Portfolio (Series NAV/JAIQX)
Account Value	$ 13,738.693498	$ 13,738.693498	$ 13,738.693498	13,149.188425	12,043.843491	14,089.16043	13,686.564124	12,352.010315	10,977.585149	11,192.786733	10,459.375921	10,022.2736	10,000
Average Annual Return, Percent	4.48%	2.15%	3.23%
C000111804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Strategic Equity Allocation Trust (Series NAV/JAFVX)
Account Value	$ 24,890.485406	$ 24,890.485406	$ 24,890.485406	21,521.558899	17,661.044875	21,274.048175	17,560.777516	15,357.89255	12,078.650441	13,203.181375	10,842.560915	9,964.7929	10,000
Average Annual Return, Percent	15.65%	10.14%	9.55%
C000022831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Small Cap Stock Trust (Series NAV/JAGPX)
Account Value	$ 21,223.855817	$ 21,223.855817	$ 21,223.855817	19,026.119288	16,357.439228	23,752.252102	23,454.636686	15,469.174935	11,201.624178	11,819.090208	9,328.433162	9,121.6022	10,000
Average Annual Return, Percent	11.55%	6.53%	7.82%
C000047764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series I/JAJQX)
Account Value	$ 26,695.428586	$ 26,695.428586	$ 26,695.428586	23,583.52972	19,311.58234	25,765.237692	22,211.228944	17,091.316161	12,687.404599	13,999.478569	10,693.761192	10,663.5975	10,000
Average Annual Return, Percent	13.20%	9.33%	10.32%
C000047762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series II/JAHWX)
Account Value	$ 26,482.678067	$ 26,482.678067	$ 26,482.678067	23,405.434313	19,181.809672	25,603.073926	22,087.08803	17,015.741721	12,636.416551	13,956.537522	10,660.349796	10,649.507	10,000
Average Annual Return, Percent	13.15%	9.25%	10.23%
C000047763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	American Global Growth Trust (Series III/JAHVX)
Account Value	$ 27,652.160204	$ 27,652.160204	$ 27,652.160204	24,346.11184	19,866.103307	26,406.559079	22,684.311306	17,391.061686	12,865.717552	14,144.249504	10,769.255834	10,701.8916	10,000
Average Annual Return, Percent	13.58%	9.72%	10.71%
C000022812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series I/JADBX)
Account Value	$ 18,049.812316	$ 18,049.812316	$ 18,049.812316	16,303.951151	14,426.3061	20,179.027651	13,747.217775	14,568.881879	11,258.586638	11,662.525558	10,978.0171	10,267.5518	10,000
Average Annual Return, Percent	10.71%	4.38%	6.08%
C000022813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series II/JAJLX)
Account Value	$ 17,695.933742	$ 17,695.933742	$ 17,695.933742	16,015.367844	14,198.109247	19,897.677627	13,585.514946	14,421.230442	11,172.02556	11,594.230748	10,932.09414	10,246.4686	10,000
Average Annual Return, Percent	10.49%	4.18%	5.87%
C000022811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Securities Trust (Series NAV/JAJMX)
Account Value	$ 18,146.94255	$ 18,146.94255	$ 18,146.94255	16,379.632754	14,487.138197	20,247.957469	13,793.057845	14,608.625563	11,283.575455	11,683.846874	10,995.43014	10,280.0251	10,000
Average Annual Return, Percent	10.79%	4.43%	6.14%
C000090649 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series I/JAGJX)
Account Value	$ 11,628.434155	$ 11,628.434155	$ 11,628.434155	11,078.292466	10,591.027971	10,681.11075	10,730.99302	10,575.910304	10,256.30308	10,114.856721	10,048.756204	9,996.3213	10,000
Average Annual Return, Percent	4.97%	1.92%	1.52%
C000090650 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series II/JAGEX)
Account Value	$ 11,414.241781	$ 11,414.241781	$ 11,414.241781	10,893.56458	10,433.380309	10,543.383328	10,613.845784	10,479.964448	10,183.220712	10,063.145847	10,017.249016	9,984.8658	10,000
Average Annual Return, Percent	4.78%	1.72%	1.33%
C000090651 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Ultra Short Term Bond Trust (Series NAV/JAGFX)
Account Value	$ 11,695.117651	$ 11,695.117651	$ 11,695.117651	11,137.200802	10,633.283236	10,727.902911	10,772.38954	10,601.216364	10,284.824214	10,129.601742	10,067.462344	10,001.276	10,000
Average Annual Return, Percent	5.01%	1.98%	1.58%
C000073238 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series I/JAJPX)
Account Value	$ 10,793.880202	$ 10,793.880202	$ 10,793.880202	10,514.099796	10,117.957478	10,819.202694	10,993.692604	10,612.132223	10,264.665793	10,179.538385	10,121.920265	10,064.394	10,000
Average Annual Return, Percent	2.66%	0.34%	0.77%
C000073239 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series II/JAFWX)
Account Value	$ 10,574.692062	$ 10,574.692062	$ 10,574.692062	10,318.924818	9,957.442953	10,669.303925	10,863.083188	10,506.868815	10,183.026871	10,118.695644	10,081.475642	10,036.128	10,000
Average Annual Return, Percent	2.48%	0.13%	0.56%
C000073237 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Short Term Government Income Trust (Series NAV/JAFYX)
Account Value	$ 10,847.345344	$ 10,847.345344	$ 10,847.345344	10,551.956511	10,158.664721	10,857.035379	11,026.579402	10,638.679118	10,285.301462	10,194.779163	10,131.998766	10,069.3659	10,000
Average Annual Return, Percent	2.80%	0.39%	0.82%
C000099620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series I/JHBPX)
Account Value	$ 17,279.614906	$ 17,279.614906	$ 17,279.614906	15,922.805281	13,999.002203	16,556.3639	15,127.882714	13,424.497852	11,402.46605	11,922.781978	10,615.669308	10,004.8385	10,000
Average Annual Return, Percent	8.52%	5.18%	5.62%
C000099621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series II/JAILX)
Account Value	$ 16,940.755345	$ 16,940.755345	$ 16,940.755345	15,632.136373	13,773.170576	16,319.016453	14,942.25446	13,285.938374	11,301.258197	11,849.316206	10,565.055808	9,977.6043	10,000
Average Annual Return, Percent	8.37%	4.98%	5.41%
C000099622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Balanced Portfolio (Series NAV/JAINX)
Account Value	$ 17,374.537313	$ 17,374.537313	$ 17,374.537313	15,988.369647	14,058.983994	16,609.627094	15,167.776168	13,461.027101	11,418.358958	11,942.109175	10,626.966587	10,010.1228	10,000
Average Annual Return, Percent	8.67%	5.24%	5.68%
C000099629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series I/JHMPX)
Account Value	$ 15,973.51186	$ 15,973.51186	$ 15,973.51186	14,909.198452	13,294.32959	15,674.552561	14,615.614053	13,038.849109	11,243.431225	11,660.870568	10,559.807086	10,009.7315	10,000
Average Annual Return, Percent	7.14%	4.14%	4.79%
C000099630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series II/JAIPX)
Account Value	$ 15,661.387507	$ 15,661.387507	$ 15,661.387507	14,648.798811	13,090.188078	15,461.632143	14,446.709349	12,914.042849	11,160.094015	11,597.590501	10,516.939523	9,989.5003	10,000
Average Annual Return, Percent	6.91%	3.93%	4.59%
C000099631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lifestyle Moderate Portfolio (Series NAV/JAIOX)
Account Value	$ 16,066.902924	$ 16,066.902924	$ 16,066.902924	14,988.619816	13,358.203878	15,730.983465	14,669.936311	13,072.327785	11,274.531861	11,686.993441	10,570.553943	10,014.7044	10,000
Average Annual Return, Percent	7.19%	4.21%	4.86%
Bloomberg U S Aggregate Bond S000008222 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Account Value	$ 25,812.081389	$ 25,812.081389	$ 25,812.081389	21,750.975282	17,571.272455	21,465.444011	17,621.023832	15,203.317354	11,908.286221	13,044.672472	10,657.38333	9,912.877	10,000
Average Annual Return, Percent	18.67%	11.17%	9.95%
Bloomberg U S Aggregate Bond S000008280 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 32,603.607993	$ 32,603.607993	$ 32,603.607993	26,334.054497	20,907.206459	25,877.47432	20,593.067336	17,034.861284	13,001.820876	13,721.048896	11,327.484012	10,047.8756	10,000
Average Annual Return, Percent	23.81%	13.86%	12.55%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex-USA Index
Account Value	$ 15,985.147348	$ 15,985.147348	$ 15,985.147348	15,146.911079	13,101.057533	15,597.083254	14,465.311228	13,072.800683	10,758.209729	12,538.369575	9,857.853886	9,433.7949	10,000
Average Annual Return, Percent	5.53%	4.10%	4.80%
Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Bond (USD Hedged) Index
Account Value	$ 12,202.16146	$ 12,202.16146	$ 12,202.16146	11,801.433746	11,014.293207	12,406.155555	12,580.178038	11,914.661505	11,010.058374	10,819.332157	10,500.561875	10,101.6927	10,000
Average Annual Return, Percent	3.40%	0.48%	2.01%
Bloomberg U S Aggregate Bond S000008240 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Aggregate Bond S000008214 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,253.952782	$ 34,253.952782	$ 34,253.952782	27,398.839785	21,695.585085	26,493.8506	20,584.876082	17,386.054363	13,222.699021	13,829.011855	11,350.927528	10,138.384	10,000
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 33,559.924893	$ 33,559.924893	$ 33,559.924893	26,953.376564	21,302.091464	26,340.153371	20,829.666874	17,219.826726	13,102.285364	13,760.608565	11,308.18896	10,091.7473	10,000
Average Annual Return, Percent	24.51%	14.28%	12.87%
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Account Value	$ 16,699.04702	$ 16,699.04702	$ 16,699.04702	15,949.475425	13,523.376077	15,778.226857	14,009.607495	13,021.730089	10,630.781792	12,374.322754	9,962.673358	9,696.186	10,000
Average Annual Return, Percent	4.70%	5.10%	5.26%
Bloomberg U S Aggregate Bond S000008281 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Account Value	$ 16,598.387472	$ 16,598.387472	$ 16,598.387472	15,987.172604	13,521.186574	15,805.327822	14,205.323306	13,175.558542	10,798.351995	12,525.676184	10,017.790463	9,918.5836	10,000
Average Annual Return, Percent	3.82%	4.73%	5.20%
Bloomberg U S Aggregate Bond S000008236 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Wilshire 5000 Total Market Full Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Wilshire 5000 Total Market Full Cap Index
Account Value	$ 32,052.258664	$ 32,052.258664	$ 32,052.258664	25,811.237885	20,444.854002	25,604.569278	20,563.757509	16,831.080485	12,922.861684	13,644.616602	11,276.657743	9,976.1896	10,000
Average Annual Return, Percent	24.18%	13.75%	12.35%
Bloomberg U S Aggregate Bond S000008273 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,292.80848	$ 14,292.80848	$ 14,292.80848	13,295.12687	12,105.393981	15,149.041545	15,544.146229	13,138.917915	11,093.741047	12,987.026832	9,460.030715	8,508.2225	10,000
Average Annual Return, Percent	7.50%	1.70%	3.64%
Bloomberg U S Aggregate Bond S000008320 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Aggregate Bond S000026132 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Aggregate Bond S000032005 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Account Value	$ 24,183.380325	$ 24,183.380325	$ 24,183.380325	20,583.582257	16,843.918539	20,632.954259	17,406.290194	14,972.525361	11,826.724223	13,056.031301	10,531.425798	9,763.5703	10,000
Average Annual Return, Percent	17.49%	10.06%	9.23%
Bloomberg U S Aggregate Bond S000029542 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Aggregate Bond S000024662 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Bloomberg U S Aggregate Bond S000032007 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Conservative Target Allocation Index
Account Value	$ 16,823.181335	$ 16,823.181335	$ 16,823.181335	15,418.633696	13,640.514233	15,871.470686	14,806.851545	13,278.476225	11,457.640685	11,740.070023	10,623.799664	10,044.517	10,000
Average Annual Return, Percent	9.11%	4.85%	5.34%
Sixty Bloomberg U S Aggregate Bond Index 12 MSCI EAFE Index 28 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index
Account Value	$ 16,469.209061	$ 16,469.209061	$ 16,469.209061	15,310.013103	13,600.776581	15,934.097828	14,868.561545	13,271.736946	11,396.661251	11,741.057221	10,603.508675	10,061.0702	10,000
Average Annual Return, Percent	7.57%	4.41%	5.12%
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Growth Index
Account Value	$ 29,802.777131	$ 29,802.777131	$ 29,802.777131	24,407.879986	19,391.82756	26,462.988761	23,475.034908	17,313.69827	12,780.495309	13,417.930466	10,711.380544	9,979.9912	10,000
Average Annual Return, Percent	22.10%	11.47%	11.54%
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Midcap Value Index
Account Value	$ 21,797.888602	$ 21,797.888602	$ 21,797.888602	19,278.221402	17,103.64393	19,443.062799	15,149.905819	14,433.34522	11,359.284066	12,950.908944	11,426.169267	9,522.0107	10,000
Average Annual Return, Percent	13.07%	8.59%	8.10%
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152.219369	$ 47,152.219369	$ 47,152.219369	35,358.092128	24,781.718734	34,971.248845	27,407.676729	19,789.936623	14,509.848577	14,732.866459	11,314.483635	10,566.7256	10,000
Average Annual Return, Percent	33.36%	18.96%	16.78%
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderate Target Allocation Index
Account Value	$ 20,512.064599	$ 20,512.064599	$ 20,512.064599	18,159.407489	15,554.173888	18,368.313598	16,346.336795	14,306.039361	11,888.657717	12,340.400154	10,798.206273	10,035.8138	10,000
Average Annual Return, Percent	12.96%	7.47%	7.45%
Fifty Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index 35 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index
Account Value	$ 17,952.881481	$ 17,952.881481	$ 17,952.881481	16,441.087782	14,375.384428	16,933.163696	15,474.496494	13,692.859404	11,564.031424	12,009.360363	10,666.327259	10,057.8089	10,000
Average Annual Return, Percent	9.20%	5.57%	6.03%
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index
Account Value	$ 21,223.169018	$ 21,223.169018	$ 21,223.169018	19,027.769346	16,272.937993	20,452.758138	17,813.043258	14,849.051178	11,829.565568	13,293.730535	11,595.33432	9,558.5906	10,000
Average Annual Return, Percent	11.54%	7.40%	7.82%
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Value Index
Account Value	$ 19,933.950803	$ 19,933.950803	$ 19,933.950803	18,448.026982	16,091.223516	18,816.477561	14,669.383449	14,019.671227	11,454.543317	13,145.587032	12,190.139727	9,253.1213	10,000
Average Annual Return, Percent	8.05%	7.29%	7.14%
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Small Cap Index
Account Value	$ 17,063.346955	$ 17,063.346955	$ 17,063.346955	16,604.470782	14,743.203812	18,565.192052	16,704.317998	14,811.264378	11,810.212121	14,415.425122	11,001.056652	10,546.0902	10,000
Average Annual Return, Percent	2.76%	2.87%	5.49%
Bloomberg U S High Yield 2 Issuer Capped Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. High Yield 2% Issuer Capped Index
Account Value	$ 16,545.767889	$ 16,545.767889	$ 16,545.767889	15,292.747451	13,480.531436	15,177.538205	14,419.10784	13,469.813695	11,782.674971	12,033.461945	11,193.646942	9,556.6595	10,000
Average Annual Return, Percent	8.19%	4.20%	5.16%
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Moderately Aggressive Target Allocation Index
Account Value	$ 23,071.683482	$ 23,071.683482	$ 23,071.683482	20,035.578996	16,771.805306	20,040.005087	17,327.691488	14,965.974895	12,101.278357	12,809.050106	10,852.495478	9,996.9011	10,000
Average Annual Return, Percent	15.15%	9.04%	8.72%
Thirty Bloomberg U S Aggregate Bond Index 21 MSCI EAFE Index 49 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index
Account Value	$ 21,205.058229	$ 21,205.058229	$ 21,205.058229	18,849.683409	15,970.738108	19,033.047086	16,688.78439	14,540.544181	11,885.033476	12,550.575165	10,782.243461	10,045.6046	10,000
Average Annual Return, Percent	12.50%	7.84%	7.81%
Eighty Bloomberg U S Aggregate Bond Index 6 MSCI EAFE Index 14 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index
Account Value	$ 13,776.391553	$ 13,776.391553	$ 13,776.391553	13,198.766162	12,107.43891	14,043.068973	13,667.702473	12,438.052136	11,049.584153	11,209.829222	10,468.432532	10,061.8699	10,000
Average Annual Return, Percent	4.38%	2.06%	3.26%
Lipper Health Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Health/Biotechnology Index
Account Value	$ 19,529.756335	$ 19,529.756335	$ 19,529.756335	19,203.067793	18,246.480021	20,959.287318	20,302.202868	15,866.32754	12,435.0525	12,065.227927	9,653.813064	10,855.369	10,000
Average Annual Return, Percent	1.70%	4.24%	6.92%
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,579.888957	$ 22,579.888957	$ 22,579.888957	19,743.136126	17,712.773506	19,156.783287	15,305.787345	14,889.527524	11,766.532856	12,826.976734	11,284.944281	9,617.2661	10,000
Average Annual Return, Percent	14.37%	8.68%	8.49%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Account Value	$ 29,523.484215	$ 29,523.484215	$ 29,523.484215	22,613.281999	20,163.976839	22,537.766158	16,690.001531	16,977.50488	12,849.547131	14,774.75317	12,092.232208	9,847.4425	10,000
Average Annual Return, Percent	30.56%	11.70%	11.43%
Lipper Financial Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Lipper Financial Services Index
Account Value	$ 27,664.130753	$ 27,664.130753	$ 27,664.130753	21,460.438088	18,753.056999	21,216.068831	15,611.516696	15,506.464431	12,013.806237	14,134.236395	12,277.353578	10,025.8046	10,000
Average Annual Return, Percent	28.91%	12.27%	10.71%
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,771.545901	$ 21,771.545901	$ 21,771.545901	18,906.422901	15,933.481571	21,636.255433	21,039.816199	15,627.612866	12,163.133063	13,411.470157	10,978.005531	9,861.8339	10,000
Average Annual Return, Percent	15.15%	6.86%	8.09%
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P MidCap 400 Index
Account Value	$ 25,195.698534	$ 25,195.698534	$ 25,195.698534	22,115.330065	18,993.35474	21,846.65202	17,510.97182	15,406.567368	12,208.080445	13,729.813938	11,811.201128	9,782.4672	10,000
Average Annual Return, Percent	13.93%	10.34%	9.68%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,431.746274	$ 11,431.746274	$ 11,431.746274	11,290.587176	10,699.054025	12,299.19476	12,491.8252	11,619.58534	10,687.931792	10,686.73071	10,321.170637	10,054.9907	10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Account Value	$ 22,650.813132	$ 22,650.813132	$ 22,650.813132	19,688.894586	16,732.472504	19,869.055913	17,149.689945	14,947.984558	12,234.493443	12,528.514372	10,969.705123	10,128.4737	10,000
Average Annual Return, Percent	15.04%	8.67%	8.52%
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Morningstar U.S. Conservative Target Allocation Index
Account Value	$ 14,498.009055	$ 14,498.009055	$ 14,498.009055	13,606.240794	12,361.037132	14,211.918525	13,717.024071	12,554.263272	11,166.525455	11,257.663105	10,516.763431	10,072.5794	10,000
Average Annual Return, Percent	6.55%	2.92%	3.78%
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Account Value	$ 65,639.055479	$ 65,639.055479	$ 65,639.055479	48,236.909332	29,937.108452	46,313.315852	36,640.075138	25,242.364185	17,691.153201	17,196.064072	12,480.652428	10,990.7255	10,000
Average Annual Return, Percent	36.08%	21.06%	20.70%
Thirty MSCI EAFE Index 70 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	30% MSCI EAFE Index/ 70% Russell 3000 Index
Account Value	$ 26,812.284251	$ 26,812.284251	$ 26,812.284251	22,803.43298	18,443.350428	22,413.326589	18,487.768889	15,815.431343	12,328.031068	13,371.437062	10,931.036758	10,013.2367	10,000
Average Annual Return, Percent	17.58%	11.13%	10.37%
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones U.S. Select REIT Index
Account Value	$ 16,116.155367	$ 16,116.155367	$ 16,116.155367	14,908.181912	13,081.967505	17,669.094485	12,109.326135	13,636.299447	11,077.09891	11,565.025123	11,145.567164	10,447.9937	10,000
Average Annual Return, Percent	8.10%	3.40%	4.89%
ICE BofA 6 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 6 Month U.S. Treasury Bill Index
Account Value	$ 12,087.998741	$ 12,087.998741	$ 12,087.998741	11,473.982889	10,912.591287	10,768.666763	10,759.398832	10,647.971747	10,381.416423	10,185.822354	10,089.550087	10,022.0892	10,000
Average Annual Return, Percent	5.35%	2.57%	1.91%
Bloomberg U S Government 1 5 Year Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government 1-5 Year Index
Account Value	$ 11,420.89758	$ 11,420.89758	$ 11,420.89758	$ 11,054.2933279999	$ 10,589.868807	$ 11,201.584301	$ 11,335.606996	$ 10,863.849336	$ 10,422.694612	$ 10,266.104286	$ 10,195.718855	$ 10,093.083	$ 10,000
Average Annual Return, Percent	3.32%	1.01%	1.34%